Income Tax Status	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Income Tax Status
Income Tax Status
F.	Income Tax Status

The Plan obtained its most recent determination letter in January 2016, in which the Internal Revenue Service stated that the Plan, as then designed, was in compliance with Section 401(a) of the Internal Revenue Code. The Plan has been amended since receiving the determination letter, however, the Plan administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code. Therefore, no provision for income taxes has been included in the accompanying financial statements.

As discussed above, the Plan is a tax-exempt entity. The Plan has reviewed its operations for uncertain tax positions and believes there are no significant exposures. The Plan will include interest on income tax liabilities in other expenses if such amounts arise. The Plan did not incur any penalties and interest for the years ended December 31, 2025 and 2024. The Plan is no longer subject to Federal or New York state examinations by tax authorities for the closed tax years before 2022.